Share Capital - Summary of Changes in Stock Option (Details)	9 Months Ended	12 Months Ended
	Jan. 31, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,884,428	1,624,150
Number of options, Granted | shares	240,000	718,512
Number of options, Exercised | shares		(318,725)
Number of option, Expired | shares	(396,332)	(115,174)
Number of options, Forfeited | shares	(105,566)	(24,335)
Number of options, Outstanding | shares	1,622,530	1,884,428	1,624,150
Number of options, Unvested | shares	(537,444)
Number of options, Exercisable | shares	1,085,086
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 8.29	$ 7.93
Weighted average exercise price, Granted | $ / shares	1.98	7.98
Weighted average exercise price, Exercised | $ / shares		3.26
Weighted average exercise price, Expired | $ / shares	6.95	10.75
Weighted average exercise price, Forfeited | $ / shares	4.15	20.3
Weighted average exercise price outstanding, Ending balance | $ / shares	7.52	$ 8.29	$ 7.93
Weighted average exercise price, Unvested | $ / shares	4.1
Weighted average exercise price, Exercisable | $ / shares	$ 9.21
Weighted average life remaining (years)	3 years 2 months 19 days	2 years 10 months 17 days	3 years 1 month 9 days
Weighted average life remaining (years), Unvested	4 years 4 months 28 days
Weighted average life remaining (years), Exercisable	2 years 7 months 17 days